Other income (Tables)	12 Months Ended
Mar. 31, 2019
Other income
Schedule of other income

	March 31,
	2017	2018	2019
Excess provision written back	20,716	15,441	22,063
Government grant	—	69,573	233,180
Gain on sale of property, plant and equipment (net)	622	1,369	5,050
Miscellaneous income	3,944	3,618	3,492
Total	25,282	90,001	263,785